LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE [Abstract]
Schedule of Loss Per Share
	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Net loss	12,290	610	3,368
Preferred shares dividend	295	1,958	1,958
Net loss attributable to ordinary shares	12,585	2,568	5,326
Shares used in computing net loss per ordinary shares, basic and diluted (in thousands)	11,918	2,181	1,627
Net loss per ordinary share, basic and diluted	1.06	1.18	3.27

Schedule of Anti-Dilutive Securities
	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 13
	(number)
Warrants and share options	9,535	780	650
Preferred shares	654	4,339	4,339
	22,107	7,300	6,616